John Hancock
Alternative Asset Allocation Fund
Quarterly portfolio holdings 11/30/2020

Fund’s investments
As of 11-30-20 (unaudited)
	Shares	Value
Affiliated investment companies (A) 74.7%		$347,964,467
(Cost $335,017,495)
Absolute return strategies 35.0%		162,993,100
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	2,220,296	23,313,108
Alternative Risk Premia, Class NAV, JHIT (Unigestion)	3,198,361	26,354,493
Credit Suisse Managed Futures Strategy Fund (B)	2,386,564	22,576,898
Diversified Macro, Class NAV, JHIT (Graham)	3,892,476	36,550,347
Multi-Asset Absolute Return, Class NAV, JHF II (NIMNAI) (C)	5,717,115	54,198,254
Alternative investment approaches 32.7%		152,227,940
Seaport Long/Short, Class NAV, JHIT (Wellington)	4,906,609	62,068,606
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	3,628,077	35,228,629
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (D)	4,887,073	54,930,705
Alternative markets 7.0%		32,743,427
Infrastructure, Class NAV, JHIT (Wellington)	1,685,622	22,081,643

Invesco DB Gold Fund (B)	205,760	10,661,784
Unaffiliated investment companies 25.3%		$117,792,413
(Cost $107,126,384)
Absolute return strategies 11.5%		53,387,833
IQ Merger Arbitrage ETF (C)	473,989	16,072,967
The Arbitrage Fund, Class I	2,680,666	37,314,866
Alternative investment approaches 9.9%		46,134,305
JPMorgan Hedged Equity Fund	1,939,231	46,134,305
Alternative markets 3.9%		18,270,275
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF (E)	888,878	12,888,731
Vanguard Real Estate ETF	64,066	5,381,544

	Yield (%)	Shares	Value
Short-term investments 0.3%			$1,568,358
(Cost $1,568,382)
Short-term funds 0.3%			1,568,358
John Hancock Collateral Trust (F)	0.1952(G)	100,843	1,009,159
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0153(G)	559,199	559,199

Total investments (Cost $443,712,261) 100.3%	$467,325,238
Other assets and liabilities, net (0.3%)	(1,464,079)
Total net assets 100.0%	$465,861,159

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Note's to fund's investments.
(C)	Non-income producing.
(D)	The subadvisor is an affiliate of the advisor.
(E)	All or a portion of this security is on loan as of 11-30-20. The value of securities on loan amounted to $981,907.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(G)	The rate shown is the annualized seven-day yield as of 11-30-20.

2	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Subadvisors of Affiliated Underlying Funds
First Quadrant, L.P.	(First Quadrant)
Graham Capital Management, L.P.	(Graham)
Manulife Investment Management (US) LLC	(MIM US)
Nordea Investment Management North America, Inc.	(NIMNAI)
Stone Harbor Investment Partners LP	(Stone Harbor)
Unigestion (UK) Limited	(Unigestion)
Wellington Management Company LLP	(Wellington)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	3

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in underlying affiliated funds and other open end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. ETFs held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of November 30, 2020, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund's investment may represent a significant portion of each underlying funds’ net assets.
Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Absolute Return Currency	2,220,296	$23,151,965	$1,267,269	$(763,778)	$109,777	$(452,125)	—	—	$23,313,108
Alternative Risk Premia	3,198,361	26,554,507	344,471	(355,640)	(71,368)	(117,477)	—	—	26,354,493
Diversified Macro	3,892,476	37,189,046	695,594	(879,159)	(45,571)	(409,563)	—	—	36,550,347
Infrastructure	1,685,622	22,603,789	630,721	(2,192,005)	117,304	921,834	$125,724	—	22,081,643
John Hancock Collateral Trust	100,843	4,960,751	31,374,564	(35,324,737)	4,964	(6,383)	8,123	—	1,009,159
Multi-Asset Absolute Return	5,717,115	53,222,920	694,798	(1,207,181)	(145,026)	1,632,743	—	—	54,198,254
Seaport Long/Short	4,906,609	60,117,066	1,708,893	(2,004,704)	262,329	1,985,022	—	—	62,068,606
Short Duration Credit Opportunities	3,628,077	35,265,044	191,275	(770,854)	(4,137)	547,301	191,275	—	35,228,629
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Income Opportunities	4,887,073	$54,540,666	$284,953	$(1,116,313)	$27,031	$1,194,368	$284,953	—	$54,930,705
					$255,303	$5,295,720	$610,075	—	$315,734,944
Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the period ended November 30, 2020, is set forth below:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value

Credit Suisse Managed Futures Strategy Fund	2,386,564	$23,059,268	$352,931	$(738,906)	$(83,998)	$(12,397)	—	—	$22,576,898
Invesco DB Gold Fund	205,760	10,475,808	1,808,358	(466,654)	130,843	(1,286,571)	—	—	10,661,784
					$46,845	$(1,298,968)	—	—	$33,238,682
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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